UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2004
                                                      ------------------

                Check here if Amendment [ ]: Amendment Number: ________________

                                        This Amendment (Check only one):

                                        / / is a restatement
                                        / / adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:           Cliffwood Partners LLC
Address:        11726 San Vicente Blvd. #600
                Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      ---------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash          11726 San Vicente Blvd. #600       November 12, 2004
----------------------    Los Angeles, CA  90049




Report Type (Check only one):

/X/ 13F HOLDINGS REPORT

/ / 13F NOTICE

/ / 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      $ 284,610.13 (thousands)

List of Other Included Managers:             None

                                               Form 13F INFORMATION TABLE

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     Column 1                    Column 2     Column 3     Column 4         Column 5           Column 6   Column 7     Column 8
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     Name of                    Class Title     CUSIP   Value (x$1000)  Shrs or   SH/PRN Put/ Investment   Other   Voting authority
---------------------------------------------                           prn amt.         Call discretion  managers Sole Shared None
     Issuer
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
Acadia Rlty Tr                Com Sh Ben Int  004239109  $17,235.37    1,168,500    SH            Yes      None    Sole
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American Ld Lease Inc               Com       027118108   $3,810.16      196,400    SH            Yes      None    Sole
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AvalonBay Cmntys Inc                Com       053484101   $6,286.97      104,400    SH            Yes      None    Sole
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Biomed Realty Trust Inc             Com       09063H107   $9,146.80      520,000    SH            Yes      None    Sole
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BNP Residential Pptys Inc           Com       05564T103   $4,410.43      322,400    SH            Yes      None    Sole
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Boston Properties Inc               Com       101121101   $7,117.61      128,500    SH            Yes      None    Sole
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Catellus Dev Corp New               Com       149113102  $13,467.05      507,999    SH            Yes      None    Sole
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Crescent Real Estate Equitie        Com       225756105   $6,004.81      381,500    SH            Yes      None    Sole
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Dillards Inc                       CL A       254067101   $1,190.32       60,300    SH            Yes      None    Sole
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Entertainment Pptys Tr        Com Sh Ben Int  29380T105     $763.56       20,200    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts Inc         Com       305204109     $789.55       28,900    SH            Yes      None    Sole
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Federal Realty Invt Tr        Sh Ben Int New  313747206   $8,742.80      198,700    SH            Yes      None    Sole
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First Potomac Rlty Tr               Com       33610F109   $7,016.14      339,600    SH            Yes      None    Sole
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General Growth Pptys Inc            Com       370021107   $4,495.00      145,000    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
Government Pptys Tr Inc             Com       38374W107   $6,795.35      715,300    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
Home Properties Inc                 Com       437306103  $22,794.47      576,200    SH            Yes      None    Sole
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Host Marriott Corp New              Com       44107P104   $9,447.80      673,400    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Pptys Tr                 Com Sh Ben Int  40426W101   $6,079.67      553,200    SH            Yes      None    Sole
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Intrawest Corporation             Com New     460915200  $14,534.56      767,400    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
Kite Rlty Group Tr                  Com       49803T102   $6,838.00      520,000    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp                        CL A       526057104   $3,189.20       67,000    SH            Yes      None    Sole
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Macerich Co                         Com       554382101  $12,842.89      241,000    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Home Cmntys Inc        Com       564682102  $18,627.70      560,400    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
MI Devs Inc                    CL A Sub Vtg   55304X104  $11,908.71      470,700    SH            Yes      None    Sole
-----------------------------------------------------------------------------------------------------------------------------------
Origen Finl Inc                     Com       68619E208   $2,133.66      289,900    SH            Yes      None    Sole
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Shurgard Storage Ctrs Inc           Com       82567D104  $16,222.28      418,100    SH            Yes      None    Sole
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Simon Ppty Group Inc New            Com       828806109  $21,468.10      400,300    SH            Yes      None    Sole
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Strategic Hotel Cap Inc             Com       86272T106   $2,704.00      200,000    SH            Yes      None    Sole
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Sunterra Corp                     Com New     86787D208   $6,114.45      641,600    SH            Yes      None    Sole
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Stratus Pptys Inc                 Com New     863167201      $17.22        1,300    SH            Yes      None    Sole
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Taubman Ctrs Inc                    Com       876664103  $19,196.86      743,200    SH            Yes      None    Sole
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Tejon Ranch Co Del                  Com       879080109     $613.69       16,300    SH            Yes      None    Sole
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Vornado Rlty Tr                 Sh Ben Int    929042109  $12,604.95      201,100    SH            Yes      None    Sole
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                                                        $284,610.13
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